Acquisition of Seaspan Management Services Limited - Aggregate Purchase Price, Excluding Potential Balance Sheet Adjustments (Parenthetical) (Detail)	Jun. 30, 2012
Business Acquisition [Line Items]
Business acquisition cost of acquired entity number of shares issued	4,220,728